Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Per Share [Abstract]
Description of ordinary share votes	one (1) vote for every Class A ordinary share and twenty (20) votes for every Class B ordinary share.
Anti-dilutive restricted share units	$ 813,609	$ 1,302,476